Trade Accounts Receivable, Net - Disclosure of Changes in Allowance for Expected Credit Losses (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 MXN ($)
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Sale of Coca-Cola FEMSA Philippines, Inc	$ 82